Annual Operating Expenses {- Franklin Exponential Data ETF} - Franklin Exponential Data ETF - 01 - Franklin Exponential Data ETF - Franklin Exponential Data ETF	Jan. 11, 2021
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	0.75%
Fee waiver and/or expense reimbursement	(0.25%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.50%	[2]

[1]	1. Other expenses are based on estimated amounts for the current fiscal year.
[2]

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.50% until July 31, 2022. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.